Shareholders' Equity - Schedule of Share Capital Transactions Relating To Common Shares A (Detail) - shares	1 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Summary of issued share capital and reserves attributable to shareholders [line items]
Share buyback program	17,324,960		13,042,592
Common Share [member] | Final dividend [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Dividend		(21,954,000)	(26,916,000)	(29,259,000)
Issuance of common shares with a par value of EUR 0.12				9,122,000
Share buyback program		21,954,000	51,865,000	(29,259,000)
Common Share [member] | Interim dividend [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Dividend		(24,134,000)	(24,948,000)	(30,765,000)
Issuance of common shares with a par value of EUR 0.12			21,099,000	1,507,000
Share buyback program		24,134,000	51,865,000	30,765,000